Financial Instruments - Summarization for Foreign Currency Forward Purchase and Sale Contracts - Foreign Exchange Forward (Detail) - Foreign Exchange Forward $ in Millions	Dec. 31, 2017 USD ($)
Long [Member] | United Kingdom, Pounds
Financial Instrument [Line Items]
Derivative, Notional Amount	$ 11
Long [Member] | United States of America, Dollars
Financial Instrument [Line Items]
Derivative, Notional Amount	7
Short [Member] | United States of America, Dollars
Financial Instrument [Line Items]
Derivative, Notional Amount	15
Short [Member] | Canada, Dollars
Financial Instrument [Line Items]
Derivative, Notional Amount	2
Short [Member] | Euro Member Countries, Euro
Financial Instrument [Line Items]
Derivative, Notional Amount	$ 4